Payments, by Government - 12 months ended Dec. 31, 2025 - ARS ($)	Taxes	Total Payments
Total	$ 227,495,764,000	$ 227,495,764,000
ARGENTINA | National Government - Agencia de Recaudación y Control Aduanero
Total	186,037,477,000	186,037,477,000
ARGENTINA | National Government - Dirección General de Aduanas
Total	19,876,196,000	19,876,196,000
ARGENTINA | Province of Buenos Aires - Agencia de Recaudación de la Provincia de Buenos Aires
Total	9,048,446,000	9,048,446,000
ARGENTINA | City of Buenos Aires - Administración Gubernamental de Ingresos Públicos
Total	1,766,705,000	1,766,705,000
ARGENTINA | Province of Neuquén - Dirección Provincial de Rentas
Total	6,069,975,000	6,069,975,000
ARGENTINA | Province of Buenos Aires - Municipalidad de Bahía Blanca
Total	$ 4,696,965,000	$ 4,696,965,000